Expense Example - VanEck Emerging Markets Bond ETF - VanEck Emerging Markets Bond ETF Class	Aug. 20, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	$ 942